Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income Statement [Abstract]
Revenues		$ 477,599,829	$ 472,858,985	$ 309,378,119
Cost of revenues		(346,965,810)	(349,511,552)	(240,387,432)
Gross profit		130,634,019	123,347,433	68,990,687
Operating expenses
Selling, general and administrative expenses (including selling, general and administrative expenses resulting from transactions with a related party of $26,548,057, $25,235,001 and $16,680,567 for the years ended November 30, 2023, 2022 and 2021, respectively)		(66,742,382)	(61,707,664)	(41,479,195)
Total operating expenses		(66,742,382)	(61,707,664)	(41,479,195)
Income from operations		63,891,637	61,639,769	27,511,492
Other income (expenses)
Other income (including other income resulting from transactions with related parties of $21,712, $84,728 and $101,687 for the years ended November 30, 2023, 2022 and 2021, respectively)		834,153	497,186	596,801
Other expenses		(779,467)	(6,915)	(10,992)
Interest expenses		(2,488,434)	(2,232,328)	(1,374,628)
Income (loss) from equity method investments		1,566,533	(415,159)	(2,931,849)
Total other expenses		(867,215)	(2,157,216)	(3,720,668)
Income before income taxes		63,024,422	59,482,553	23,790,824
Income tax expense		(23,656,426)	(23,117,486)	(9,015,559)
Net income		$ 39,367,996	$ 36,365,067	$ 14,775,265
Earnings Per Share, Diluted	[1]	$ 0.80	$ 0.74	$ 0.30
Weighted Average Number of Shares Outstanding, Diluted	[1]	49,000,000	49,000,000	49,000,000
Other comprehensive loss
Foreign currency translation adjustment		$ (7,140,867)	$ (15,621,419)	$ (5,419,570)
Total comprehensive income		$ 32,227,129	$ 20,743,648	$ 9,355,695

[1]	Given effect of the Stock Split, see Note 8.